New York Life Insurance Company
51 Madison Avenue New York, NY 10010 Bus: 212-576-7558 Fax: 212-447-0569 E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr. Associate General Counsel

March 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account III

File No. 811-08904

Commissioners:

The Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Annuity Separate Account III of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000887340, File No. 811-03833.

The Annual Reports for certain portfolios of BlackRock Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No.0000355916, File No. 811-03290.

The Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000815425, File No. 811-05199.

The Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Funds V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000736913, File No. 811-04255.

The Annual Reports for certain portfolios of The Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001068663, File No. 811-08979.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr. Associate General Counsel